Income Taxes (Details) - Schedule of Provision for Income Taxes and the Statutory Tax Rate - Previously Reported [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%
State and local taxes	0.20%	0.20%
Change in valuation allowance	(15.80%)	(20.40%)
Change in deferred tax liability		1.90%
Permanent differences		(1.40%)
Change in state and local tax rates	0.90%
Permanent book to tax differences	(3.30%)
Provision to return adjustments	0.30%
Earnings of foreign subsidiary	(2.70%)
Earnings of captive insurance subsidiary	(0.10%)
Other - net	0.50%	0.60%
Income tax expense (benefit)	1.00%	1.90%